RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net (expense)/income from related parties:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $)	2019	2018	2019	2018
Transactions with Golar and affiliates:
Management and administrative services fees (a)	(2,448)	(1,901)	(7,195)	(5,778)
Ship management fees (b)	(1,115)	(1,300)	(3,345)	(3,900)
Income on deposits paid to Golar (c)	—	295	—	4,779
Distributions with Golar, net (d)	(3,163)	(11,142)	(14,572)	(37,318)

Receivables/(payables) with related parties:

As of September 30, 2019 and December 31, 2018, balances with related parties consisted of the following:

(in thousands of $)	September 30, 2019	December 31, 2018
Balances due from/(to) Golar and affiliates (e)	3,558	(4,091)
Methane Princess lease security deposit movements (f)	2,406	2,854
Total	5,964	(1,237)